Loan Payable Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Loan Payable Disclosure

7. Loan Payable

During the year ended December 31, 2018, the Company received a loan of $329,864 (CAD$450,000), with $36,652 (CAD$50,000) in cash and $308,714 (CAD$400,000) in marketable securities (Note 3). The Company repaid $161,267 (CAD$220,000) to the shareholders of the arm’s length party who paid for the purchase of marketable securities (Note 3). The remaining balance of the loan was repaid by the CEO of the Company.

As at December 31, 2018, the Company owed $164,556 (CAD$224,487) (2017 - $153,198 (CAD$192,187)) to unrelated parties, which are non-interest bearing, unsecured, and due on demand.